Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

21.            Commitments and Contingencies

COMMITMENTS

The following table outlines the Company’s commitments as at December 31, 2012:

	Expected Future Payments
(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Transportation and Processing	$905	$970	$991	$868	$829	$5,030	$9,593
Drilling and Field Services	366	114	70	48	21	51	670
Operating Leases	51	48	44	38	29	71	281
Total	$1,322	$1,132	$1,105	$954	$879	$5,152	$10,544

CONTINGENCIES

Encana is involved in various legal claims and actions arising in the course of the Company’s operations.  Although the outcome of these claims cannot be predicted with certainty, the Company does not expect these matters to have a material adverse effect on Encana’s financial position, cash flows or results of operations.  If an unfavourable outcome were to occur, there exists the possibility of a material adverse impact on the Company’s consolidated net earnings or loss in the period in which the outcome is determined.  Accruals for litigation and claims are recognized if the Company determines that the loss is probable and the amount can be reasonably estimated.  The Company believes it has made adequate provision for such legal claims.

RESULTS OF INDEPENDENT INVESTIGATION

In June 2012, Encana's independent Directors authorized its Chairman, Mr. David O'Brien, to oversee an investigation into allegations of collusion with competitors regarding land leasing in Michigan in 2010.  External legal counsel were retained in both the United States and Canada to assist in undertaking a thorough investigation, which was conducted independent of the Company’s management.  Based on the results of the investigation, the Board has concluded that Encana did not engage in such conduct.  The Company has received a subpoena from the Antitrust Division of the United States Department of Justice and a civil investigatory demand from the Michigan Attorney General and is cooperating fully with the investigations of both agencies.  It is possible that Encana may become a defendant or involved in potential legal actions, including class actions, in connection with matters relating to the allegations.